Condensed Financial Information of DHT Holdings, Inc. (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Table Text Block]
Financial Position
FINANCIAL POSITION

(Dollars in thousands)

ASSETS	December 31,	December 31,	December 31,
Current assets	2017	2016	2015
Cash and cash equivalents	$11,540	$6,043	$53,645
Accounts receivable and prepaid expenses	249	4,554	406
Deposit for vessel acquisition	114,759	50,138	214,905
Amounts due from related parties	7,992	-	-
Total current assets	$134,540	$60,735	$268,956

Investments in subsidiaries	$521,801	$527,149	$439,955
Loan to subsidiaries	481,012	357,776	201,312
Investment in associate company	201	201	-
Total non-current assets	$1,003,014	$885,127	$641,266

Total assets	$1,137,555	$945,862	$910,222

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable and accrued expenses	$1,454	$1,848	$1,996
Amounts due to related parties	-	125,870	3,469
Total current liabilities	$1,454	$127,718	$5,465

Non-current liabilities
Long-term debt	98,262	109,916	129,179
Total non-current liabilities	$98,262	$109,916	$129,179

Total liabilities	$99,716	$237,634	$134,644

Stockholders' equity
Stock	$1,424	$934	$929
Paid-in additional capital	1,096,793	839,008	834,769
Accumulated deficit	(60,379)	(131,714)	(60,121)
Total stockholders' equity	$1,037,838	$708,228	$775,578

Total liabilities and stockholders' equity	$1,137,555	$945,862	$910,222

Condensed Income Statement [Table Text Block]
INCOME STATEMENT

(Dollars in thousands)	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2017	2016	2015

Revenues	$-	$6,770	$4,894
Impairment charge	(4,948)	(18,132)	(9,500)
Dividend income	25,415	16,900	125,400
General and administrative expense	(13,764)	(14,525)	(12,769)
Operating income	$6,703	$(8,987)	$108,025

Interest income	$21,798	$14,559	$10,692
Interest expense	(9,229)	(11,494)	(11,340)
Other financial income/(expenses)	1,020	693	403
Profit for the year	$20,293	$(5,228)	$107,780

Statement of Comprehensive Income
Statement of Comprehensive Income

	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2017	2016	2015

Profit for the year	$20,293	$(5,228)	$107,780
Other comprehensive income:
Items that will not be reclassified subsequently to profit or loss:	-	-	-
Items that may be reclassified subsequently to profit or loss:	-	-	-
Total comprehensive income for the period	$20,293	$(5,228)	$107,780

Attributable to the owners	$20,293	$(5,228)	$107,780

Cash Flow
CASH FLOW

(Dollars in thousands)	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2017	2016	2015

Cash Flows from Operating Activities:
Profit for the year	$20,293	$(5,228)	$107,780
Items included in net income not affecting cash flows:
Amortization	4,170	4,982	4,571
Impairment charge	4,948	18,132	-
Compensation related to options and restricted stock	4,948	7,365	6,911
(Gain)/loss purchase convertible bond	(1,035)	-	-
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	4,305	(4,148)	(7)
Accounts payable and accrued expenses	(291)	(148)	(1,980)
Amounts due to related parties	11,782	122,401	358
Net cash provided by operating activities	$49,119	$143,357	$117,632

Cash flows from Investing Activities
Investments in subsidiaries	$-	$(1,022)	$(9,486)
Loan to subsidiaries	82,814	(63,985)	(47,564)
Investment in vessels under construction	(86,004)	(32,219)	(40,409)
Net cash used in investing activities	$(3,191)	$(97,227)	$(97,458)

Cash flows from Financing Activities
Cash dividends paid	(23,328)	(66,365)	(49,194)
Purchase of treasury shares	-	(2,031)	-
Purchase of convertible bonds	(17,104)	(25,334)	-
Net cash used in financing activities	$(40,431)	$(93,731)	$(49,194)

Net increase/(decrease) in cash and cash equivalents	$5,497	$(47,602)	$(29,019)
Cash and cash equivalents at beginning of period	6,043	53,645	82,664
Cash and cash equivalents at end of period	$11,540	$6,043	$53,645

Reconciliation of profit/(loss) [Table Text Block]
A reconciliation of the profit/(loss) and equity of the parent company only between cost method of accounting and equity method of accounting for investments in its subsidiaries are as follows:

(Dollars in thousands)	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,	Jan. 1 - Dec. 31,
	2017	2016	2015

Profit/(Loss) Reconciliation
Profit/(loss) of the parent company only under cost method off accounting	$20,293	$(5,228)	$107,780
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(13,664)	14,467	(2,456)
Profit of the parent company only under equity method of accounting	$6,628	$9,239	$105,325

Equity Reconciliation [Table Text Block]
(Dollars in thousands)	December 31,	December 31,
	2017	2016
Equity Reconciliation
Equity of the parent company only under cost method of accounting	$1,037,838	$708,228
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(16,253)	(2,588)
Equity of the parent company only under equity method of accounting	$1,021,586	$705,640